Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Company's Net Deferred Tax Assets
The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$23,280
Startup/Organization expenses	378,248	141,484

Total deferred tax assets	378,248	164,764
Valuation allowance	(378,248)	(164,764)

Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision
The income tax provision for the year ended December 31, 2022 and for
the period from January 28, 2021 (inception) through December 31, 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$600,701	$—
Deferred	(213,484)	(164,764)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	213,484	164,764

Income tax provision	$600,701	$—

Schedule of Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative liability	(25.1)%	(34.5)%
Merger and Acquisition expenses	14.2%	0.0%
Warrant issuance costs	0.0%	3.8%
Interest & Penalties	0.0%	0.0%
Stock based compensation	0.0%	2.0%
Change in valuation allowance	4.0%	7.7%

Income tax provision	14.1%	0.0%